Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Liabilities Carried at Fair Value (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Noncurrent Financial Assets
Derivative financial assets – net of current portion	₱ 81	₱ 48
Current Financial Assets
Short-term investments	383	2,241
Current portion of derivative financial assets		93
Current portion of other financial assets	206	7,064
Total assets	56,653	59,188
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	190	100
Current Financial Liabilities
Current portion of derivative financial liabilities	960	115
Total liabilities	474,664	461,012
Fair Value [Member]
Noncurrent Financial Assets
Financial assets at FVPL	432	339
Derivative financial assets – net of current portion	81	48
Current Financial Assets
Short-term investments	254	255
Current portion of derivative financial assets		93
Current portion of other financial assets		6,856
Total assets	767	7,591
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	190	100
Current Financial Liabilities
Accrued expenses and other current liabilities		7,842
Current portion of derivative financial liabilities	960	115
Total liabilities	1,150	8,057
Fair Value [Member] | Level 2 [Member]
Noncurrent Financial Assets
Financial assets at FVPL	407	315
Derivative financial assets – net of current portion	81	48
Current Financial Assets
Short-term investments	254	255
Current portion of derivative financial assets		93
Current portion of other financial assets		6,856
Total assets	742	7,567
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	190	100
Current Financial Liabilities
Accrued expenses and other current liabilities		7,842
Current portion of derivative financial liabilities	960	115
Total liabilities	1,150	8,057
Fair Value [Member] | Level 3 [Member]
Noncurrent Financial Assets
Financial assets at FVPL	25	24
Current Financial Assets
Total assets	₱ 25	₱ 24